Note 4 - Significant Accounting Policies - Intangible Assets Useful Life (Details)	12 Months Ended
Dec. 31, 2021
Website [member] | Bottom of range
Statement Line Items [Line Items]
Useful life (years) (Year)	3 years
Website [member] | Top of range
Statement Line Items [Line Items]
Useful life (years) (Year)	4 years
Software [member] | Bottom of range
Statement Line Items [Line Items]
Useful life (years) (Year)	1 year
Software [member] | Top of range
Statement Line Items [Line Items]
Useful life (years) (Year)	5 years